Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET

Intangible assets, as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Software	30,095	38,143
Technology	8,390	65,235
Total cost	38,485	103,378
Less: Accumulated amortization	(17,885)	(24,648)
Intangible assets, net	20,600	78,730

Amortization expenses related to intangible assets were RMB6,326, RMB7,914 and RMB7,704 for the years ended December 31, 2021, 2022 and 2023, respectively.

On December 15, 2023, the Group acquired a Swiss company, which designed image sensors for spatial awareness for industrial and automotive applications. In connection with this acquisition, the Group acquired patent rights to certain technologies valued of RMB59,351 with an amortization period of 8 years.

7.INTANGIBLE ASSETS, NET (continued)

The estimated amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Years ended
December 31,
RMB
2024	11,678
2025	10,416
2026	9,866
2027	9,866
2028 and years after	36,904
Total	78,730